PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2021
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of Preferred Shares

at December 31, 2021	Number of Shares Outstanding	Current Yield		Annual Dividend Per Share[1,2]	Redemption Price Per Share	Redemption and Conversion Option Date	Right to Convert Into	Carrying Value December 31[3]
								2021	2020	2019
	(thousands)							(millions of Canadian $)

Cumulative First Preferred Shares
Series 1	14,577	3.479%		$0.86975	$25.00	December 31, 2024	Series 2	360	360	360
Series 2	7,423	Floating	4	Floating	$25.00	December 31, 2024	Series 1	179	179	179
Series 3	9,997	1.694%		$0.4235	$25.00	June 30, 2025	Series 4	246	246	209
Series 4	4,003	Floating	4	Floating	$25.00	June 30, 2025	Series 3	97	97	134
Series 5	12,071	1.949%	5	$0.48725	$25.00	January 30, 2026	Series 6	294	310	310
Series 6	1,929	Floating	4	Floating	$25.00	January 30, 2026	Series 5	48	32	32
Series 7	24,000	3.903%		$0.97575	$25.00	April 30, 2024	Series 8	589	589	589
Series 9	18,000	3.762%		$0.9405	$25.00	October 30, 2024	Series 10	442	442	442
Series 11	10,000	3.351%		$0.83775	$25.00	November 28, 2025	Series 12	244	244	244
Series 13	—	—		—	—	—	—	—	493	493
Series 15	40,000	4.90%		$1.225	$25.00	May 31, 2022	Series 16	988	988	988
								3,487	3,980	3,980
1Each of the even-numbered series of preferred shares, if in existence, will be entitled to receive floating rate cumulative quarterly preferential dividends per share at an annualized rate equal to the 90-day Government of Canada Treasury bill rate (T-bill rate) plus 1.92 per cent (Series 2), 1.28 per cent (Series 4), 1.54 per cent (Series 6), 2.38 per cent (Series 8), 2.35 per cent (Series 10), 2.96 per cent (Series 12), or 3.85 per cent (Series 16). These rates reset quarterly with the then current T-Bill rate.
2The odd-numbered series of preferred shares, if in existence, will be entitled to receive fixed rate cumulative quarterly preferential dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at an annualized rate equal to the then five-year Government of Canada bond yield plus 1.92 per cent (Series 1), 1.28 per cent (Series 3), 1.54 per cent (Series 5), 2.38 per cent (Series 7), 2.35 per cent (Series 9), 2.96 per cent (Series 11), or 3.85 per cent, subject to a minimum of 4.90 per cent (Series 15).
3Net of underwriting commissions and deferred income taxes.
4The floating quarterly dividend rate for the Series 2 preferred shares is 2.049 per cent for the period starting December 31, 2021 to, but excluding, March 31, 2022. The floating quarterly dividend rate for the Series 4 preferred shares is 1.409 per cent for the period starting December 31, 2021 to, but excluding, March 31, 2022. The floating quarterly dividend rate for the Series 6 preferred shares is 1.686 per cent for the period starting October 30, 2021 to, but excluding, January 30, 2022. These rates will reset each quarter going forward.
5The fixed rate dividend for Series 5 preferred shares decreased from 2.263 per cent to 1.949 per cent on January 30, 2021 and is due to reset on every fifth anniversary thereafter.